Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash And Cash Equivalents Abstract
Cash at bank		$ 6,394	$ 7,657
Short-term bank deposits		114	623
Total cash and cash equivalent	[1]	6,508	8,280
Less – amount classified as non-current	[2]	(373)
Presented as current		6,135	8,280
Denominated in foreign currency		$ 6,194	$ 7,547

[1]	Denominated in foreign currency
[2]	Due to commitment to EIB to maintain a cash balance of Euro 350 thousand at all times. See Note 12A.